CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Total	Share Capital		Treasury shares		Legal Reserves	Share Premium	Currency Translation Adjustment	Other Reserves		Retained Earnings		Non-controlling interests
Balance at Dec. 31, 2021		$ 12,105,702		$ 11,960,578	$ 1,180,537	[1]			$ 118,054	$ 609,733	$ (1,051,133)	$ (336,200)	[2]	$ 11,439,587	[3]	$ 145,124
Income for the year		2,548,701		2,553,280										2,553,280	[3]	(4,579)
Currency translation adjustment		(23,710)		(23,632)							(23,632)					(78)
Reclassification of currency translation adjustment reserve	[5]	(71,252)	[4]	(71,252)							(71,252)
Remeasurements of post-employment benefit obligations, net of taxes		10,904		10,532								10,519	[2]	13	[3]	372
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(5,186)		(4,914)								(4,914)	[2]			(272)
Other comprehensive income of non-consolidated companies		12,359		12,359							7,336	5,023	[2]
Other comprehensive income (loss) for the year		(76,885)		(76,907)							(87,548)	10,628	[2]	13	[3]	22
Total comprehensive income for the year		2,471,816		2,476,373							(87,548)	10,628	[2]	2,553,293	[3]	(4,557)
Acquisition and other changes in non-controlling interests		(1,407)														(1,407)
Dividends paid in cash		(541,674)		(531,242)										(531,242)	[3]	(10,432)
Balance at Dec. 31, 2022		14,034,437		13,905,709	1,180,537	[1],[6]			118,054	609,733	(1,138,681)	(325,572)	[2],[7]	13,461,638	[8]	128,728
Income for the year		3,957,833		3,918,065										3,918,065	[8]	39,768
Currency translation adjustment		38,937		38,587							38,587					350
Reclassification of currency translation adjustment reserve		(878)	[4]	(878)							(878)
Remeasurements of post-employment benefit obligations, net of taxes		(4,612)		(4,292)								(3,096)	[7]	(1,196)	[8]	(320)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(137,024)		(137,024)								(137,024)	[7]
Other comprehensive income of non-consolidated companies		58,755		58,755							110,801	(52,046)	[7]
Other comprehensive income (loss) for the year		(44,822)		(44,852)							148,510	(192,166)	[7]	(1,196)	[8]	30
Total comprehensive income for the year		3,913,011		3,873,213							148,510	(192,166)	[7]	3,916,869	[8]	39,798
Repurchase of own shares	[9]	(213,739)		(213,739)			$ (213,739)
Changes in share buyback program liability		(86,240)		(86,240)								(86,240)	[7]
Acquisition and other changes in non-controlling interests	[10]	38,446		540										540	[8]	37,906
Dividends paid in cash		(655,478)		(636,511)										(636,511)	[8]	(18,967)
Balance at Dec. 31, 2023		17,030,437		16,842,972	1,180,537	[6],[11]	(213,739)	[9],[12]	118,054	609,733	(990,171)	(603,978)	[7],[13]	16,742,536	[8],[14]	187,465
Income for the year		2,076,773		2,036,445										2,036,445	[14]	40,328
Currency translation adjustment		(73,551)		(72,792)							(72,792)					(759)
Reclassification of currency translation adjustment reserve	[4]
Remeasurements of post-employment benefit obligations, net of taxes		(5,232)		(4,604)								(4,604)	[13]			(628)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		149,263		149,263								149,263	[13]
Other comprehensive income of non-consolidated companies		(2,483)		(2,483)							(47,840)	45,357	[13]
Other comprehensive income (loss) for the year		67,997		69,384							(120,632)	190,016	[13]			(1,387)
Total comprehensive income for the year		2,144,770		2,105,829							(120,632)	190,016	[13]	2,036,445	[14]	38,941
Repurchase of own shares	[12]	(1,441,843)		(1,441,843)			(1,441,843)
Cancellation of own shares	[15]				(17,779)	[11]	299,931	[12]	(1,778)					(280,374)	[14]
Changes in share buyback program liability	[16]	(157,024)		(157,024)								(157,024)	[13]
Acquisition and other changes in non-controlling interests		1,143		1,109										1,109	[14]	34
Dividends paid in cash		(763,648)		(757,786)										(757,786)	[14]	(5,862)
Balance at Dec. 31, 2024		$ 16,813,835		$ 16,593,257	$ 1,162,758	[11]	$ (1,355,651)	[12]	$ 116,276	$ 609,733	$ (1,110,803)	$ (570,986)	[13]	$ 17,741,930	[14]	$ 220,578

[1]	The Company had an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2022 there were 1,180,536,830 shares issued. All issued shares were fully paid.
[2]	Other Reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[3]	The restrictions on the distribution of profits and payment of dividends according to Luxembourg Law are disclosed in note 27 (iii) to these Consolidated Financial Statements.
[4]	During 2022 as a result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified with impact in the income statement.
[5]	Related to NKKTubes’ cease of operations.
[6]	The Company had an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2023 there were 1,180,536,830 shares issued. All issued shares were fully paid.
[7]	Other Reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income and the changes in the share buyback program liability.
[8]	The restrictions on the distribution of profits and payment of dividends according to Luxembourg Law are disclosed in note 27 (iii) to these Consolidated Financial Statements.
[9]	As of December 31, 2023, the Company held 12,648,091 shares as treasury shares, and there were 1,167,888,739 outstanding shares.
[10]	Mainly related to Global Pipe Company (“GPC”) acquisition.
[11]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2024 there were 1,162,757,528 shares issued. All issued shares are fully paid.
[12]	As of December 31, 2024, the Company held 78,485,337 shares as treasury shares, and there were 1,084,272,191 outstanding shares. For more information see note 35.
[13]	Other Reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income, and the changes in the share buyback program liability.
[14]	The restrictions on the distribution of profits and payment of dividends according to Luxembourg Law are disclosed in note 27 (iii) to these Consolidated Financial Statements.
[15]	On April 30, 2024, the extraordinary general meeting of shareholders approved the cancellation of 17,779,302 ordinary shares held in treasury by the Company and the corresponding reduction of the issued share capital of the Company and, accordingly, the legal reserve was proportionally reduced.
[16]	For more information see note 35.